SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Leases (Details)	Mar. 31, 2025	Dec. 31, 2024
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Incremental borrowing rate	2.37%	2.37%